FEDERATED CORE TRUST II, L.P.

FEDERATED CORE TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 7, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED CORE TRUST II, L.P. (the “Registrant”, collectively the “Registrants”)

EMERGING MARKETS FIXED INCOME CORE FUND (the “Fund”, collectively the “Funds”)

1940 Act File No. 811-10625

FEDERATED CORE TRUST (the “Registrant”, collectively the “Registrants”)

FEDERATED MORTGAGE CORE PORTFOLIO (the “Fund”, collectively the “Funds”)

HIGH YIELD BOND PORTFOLIO (the “Fund”, collectively the “Funds”)

1940 Act File No. 811-8519

Dear Sir or Madam:

Enclosed is the preliminary Proxy Statement and form of proxy for the above-referenced Registrants. Definitive copies of these proxy materials are expected to be released to shareholders on or about March 27, 2014.

The purpose of this meeting is to approve or disapprove the proposed new advisory contracts for the Funds.

If the Registrants are not alerted by the Staff of the Securities and Exchange Commission (Commission) within ten (10) days of the filing of this statement concerning comments on the information disclosed in it, each Registrant will consider itself free to mail definitive proxy materials to its shareholders without waiting to hear from the Staff.

In connection with the review of this filing by the Staff of the Commission, the Registrants acknowledge the Staff’s view that: the Registrants are responsible for the adequacy and accuracy of the disclosure in the filing; Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrants may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-5741.

Very truly yours,

/s/ Kimberly R. Lieb

Kimberly R. Lieb

Paralegal

Enclosures